INTEREST BEARING LOANS AND BORROWINGS - Maturity of long-term bank and other loans (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Maturity of long-term bank and other loans
Bank and other loans	¥ 38,835,887	¥ 46,140,740
Within 1 Year
Maturity of long-term bank and other loans
Bank and other loans	3,339,687	3,384,400
1 to 2 Years
Maturity of long-term bank and other loans
Bank and other loans	7,525,775	7,377,956
Between 2 and 5 years
Maturity of long-term bank and other loans
Bank and other loans	9,159,028	16,593,587
Over 5 years
Maturity of long-term bank and other loans
Bank and other loans	¥ 18,811,397	¥ 18,784,797
Bank and other loans
Maturity of long-term bank and other loans
Weighted average interest (as a percent)	5.20%	4.78%
Loans from banks and other financial institutions
Maturity of long-term bank and other loans
Bank and other loans	¥ 38,818,493	¥ 46,121,547
Loans from banks and other financial institutions | Within 1 Year
Maturity of long-term bank and other loans
Bank and other loans	3,337,202	3,382,325
Loans from banks and other financial institutions | 1 to 2 Years
Maturity of long-term bank and other loans
Bank and other loans	7,523,290	7,375,557
Loans from banks and other financial institutions | Between 2 and 5 years
Maturity of long-term bank and other loans
Bank and other loans	9,151,573	16,586,390
Loans from banks and other financial institutions | Over 5 years
Maturity of long-term bank and other loans
Bank and other loans	18,806,428	18,777,275
Other loans
Maturity of long-term bank and other loans
Bank and other loans	17,394	19,193
Other loans | Within 1 Year
Maturity of long-term bank and other loans
Bank and other loans	2,485	2,075
Other loans | 1 to 2 Years
Maturity of long-term bank and other loans
Bank and other loans	2,485	2,399
Other loans | Between 2 and 5 years
Maturity of long-term bank and other loans
Bank and other loans	7,455	7,197
Other loans | Over 5 years
Maturity of long-term bank and other loans
Bank and other loans	¥ 4,969	¥ 7,522